UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period: 11/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2010 (Unaudited)

DWS LifeCompass 2030 Fund

	Shares	Value ($)
Equity - Equity Funds 75.9%
DWS Capital Growth Fund "Institutional"	47,273	2,455,850
DWS Communications Fund "Institutional"	6,351	108,863
DWS Disciplined Market Neutral Fund "Institutional"	15,984	154,245
DWS Diversified International Equity Fund "Institutional"	511,898	3,491,141
DWS Dreman International Value Fund "Institutional"*	17,436	148,031
DWS Dreman Mid Cap Value Fund "Institutional"	22,628	236,686
DWS Dreman Small Cap Value Fund "Institutional"	41,759	1,482,456
DWS Emerging Markets Equity Fund "Institutional"	108,904	1,999,469
DWS Equity 500 Index Fund "Institutional"	45,084	6,061,126
DWS Europe Equity Fund "Institutional"	50,159	1,120,041
DWS Global Small Cap Growth Fund "Institutional"*	16,321	613,660
DWS Global Thematic Fund "Institutional"	27,169	604,777
DWS Gold & Precious Metals Fund "Institutional"	12,577	315,933
DWS Growth & Income Fund "Institutional"	279,072	4,297,711
DWS Health Care Fund "Institutional"*	48,881	1,175,095
DWS International Fund "Institutional"	39,843	1,720,800
DWS Large Cap Focus Growth Fund "Institutional"	10,393	297,655
DWS Large Cap Value Fund "Institutional"	176,347	2,918,543
DWS Mid Cap Growth Fund "Institutional"*	2,289	32,737
DWS RREEF Global Infrastructure Fund "Institutional"	35,973	338,149
DWS RREEF Global Real Estate Securities Fund "Institutional"	50,247	372,836
DWS RREEF Real Estate Securities Fund "Institutional"	56,039	950,982
DWS S&P 500 Plus Fund "S"	424,181	4,873,842
DWS Small Cap Core Fund "S"	162,447	2,597,527
DWS Small Cap Growth Fund "Institutional"*	38,595	793,131
DWS Strategic Value Fund "Institutional"	162,249	4,969,686
DWS Technology Fund "Institutional"*	224,596	3,036,542

Total Equity - Equity Funds (Cost $42,998,690)		47,167,514
Equity Exchange-Traded Funds 12.6%
iShares MSCI Australia Index Fund	44,960	1,059,258
iShares MSCI Canada Index Fund	38,242	1,121,638
iShares MSCI EAFE Small Cap Index Fund	31,648	1,225,727
iShares MSCI France Index Fund	2,088	46,959
iShares MSCI Germany Index Fund	33,419	752,930
iShares MSCI Japan Index Fund	98,368	1,010,239
iShares MSCI Switzerland Index Fund	1,427	32,407
iShares MSCI United Kingdom Index Fund	158,337	2,558,726

Total Equity - Exchange-Traded Funds (Cost $7,148,680)		7,807,884
Fixed Income - Bond Funds 11.2%
DWS Core Fixed Income Fund "Institutional"	167,753	1,571,842
DWS Emerging Markets Fixed Income Fund "Institutional"	55,506	613,341
DWS Enhanced Commodity Strategy Fund "Institutional"	77,927	313,266
DWS Floating Rate Plus Fund "Institutional"	13,796	128,712
DWS Global Bond Fund "S"	58,629	609,160
DWS Global Inflation Plus Fund "Institutional"	59,536	620,364
DWS GNMA Fund "Institutional"	6,082	94,031
DWS High Income Fund "Institutional"	137,972	659,504
DWS Short Duration Plus Fund "Institutional"	82,899	790,857
DWS US Bond Index Fund "Institutional"	145,332	1,573,951

Total Fixed Income - Bond Funds (Cost $6,848,802)		6,975,028
Fixed Income - Money Market Fund 1.1%
Central Cash Management Fund (Cost $674,161)	674,161	674,161

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $57,670,333) †	100.8	62,624,587
Other Assets and Liabilities, Net	(0.8)	(479,995)

Net Assets	100.0	62,144,592

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $59,330,233.  At November 30, 2010, net unrealized appreciation for all securities based on tax cost was $3,294,354.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,802,541 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,508,187.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$47,167,514	$—	$—	$47,167,514
Exchange-Traded Funds	7,807,884	—	—	7,807,884
Bond Funds	6,975,028	—	—	6,975,028
Money Market Funds	674,161	—	—	674,161
Total	$62,624,587	$—	$—	$62,624,587

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended November 30, 2010.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 21, 2011